Non-Controlling Interests	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Non-Controlling Interests
Non-Controlling Interests

Non-controlling interests’ share of equity in the accompanying consolidated balance sheets was $944.0 million and $349.9 million at December 31, 2018 and 2017, respectively. At December 31, 2018 our material non-controlling interests were as follows:

Name of subsidiary	% Ownership held by the Company
Lotterie Nazionali S.r.l. ("LN")	64.00%
Northstar New Jersey Lottery Group, LLC ("Northstar NJ")	82.31%
Lottoitalia S.r.l. ("Lottoitalia")	61.50%

LN holds the Scratch & Win license in Italy. In December 2017, the Italian regulator exercised a nine-year contract extension option for the Scratch & Win license, extending the license through September 2028. LN was required to pay an upfront license fee of €800 million related to the extension, of which €50 million ($59.3 million) was paid in December 2017 and the remaining €750 million ($878.1 million) was paid in 2018.

Northstar NJ is a consolidated joint venture which is party to an agreement with the State of New Jersey, Department of the Treasury, Division of Purchase and Property and Division of Lottery (the "Division of Lottery") where Northstar NJ manages a wide range of the Division of Lottery’s marketing, sales, and related functions.

Lottoitalia holds a license for the operation of the Italian Gioco del Lotto game (the "Lotto License"). In March 2016, the Parent, through its subsidiary Lottomatica Holding S.r.l. ("Lottomatica"), Italian Gaming Holding a.s. ("IGH"), Arianna 2001 S.p.A. and Novomatic Italia S.p.A. (collectively the "Members") entered into a consortium ("Lottoitalia") to bid on the Lotto License. In May 2016, Lottoitalia was awarded management of the Lotto License for a nine-year term. Under the terms of the consortium agreement, Lottomatica is the principal operating partner fulfilling the requirements of the Lotto License.

In 2016 and 2017, the Members made capital contributions to Lottoitalia totaling €908.2 million on a pro rata basis based on each party’s equity ownership interest. These contributions financed €770.0 million in upfront license payments and upgrades to the technological infrastructure supporting the Lotto License. The upfront license payments made in 2016 and 2017 were as follows:

Year Paid	€	$
2016	600.0	665.3
2017	170.0	185.4
	770.0	850.7

Ownership in Lottoitalia at December 31, 2018 and 2017 is as follows:

Name of entity	% Ownership
Lottomatica	61.50%
IGH	32.50%
Arianna 2001 S.p.A.	4.00%
Novomatic Italia S.p.A.	2.00%

All annual profits of Lottoitalia are distributed to the Members within five business days of the approval of its annual financial statements. In addition, quarterly for a period of nine years beginning in 2017, Lottoitalia makes equal distributions of cash to the Members in an aggregate amount equal to that additional paid in surplus but excluding any reserves deriving from profits or retained earnings generated in previous quarters ("return of capital"). Each distribution of annual profits and return of capital will be made pro rata to the Members' ownership interest in Lottoitalia.

In connection with the formation of Lottoitalia, Lottomatica entered into an agreement with IGH in May 2016, which contains a deadlock put/call option in which IGH has the right, at its discretion, to sell its interest in Lottoitalia to Lottomatica and Lottomatica has a reciprocal call right, in the event of certain specified events as defined in the agreement. The put/call options expire 60 days following written notice by either party following the applicable event. The strike price of the options is determined based on a specified formula as defined in the agreement.

The agreement with IGH also contained an underperformance put option within the control of IGH. On April 3, 2018, the underperformance put option expired unexercised and the redeemable non-controlling interest of $377.2 million (which included $20.3 million of income allocated to IGH during the first quarter of 2018) was reclassified to non-controlling interest within shareholders' equity.

The following table reconciles the activity in IGH's redeemable non-controlling interest in 2017:

For the year ended December 31,
($ thousands)	2017
Balance at beginning of year	223,141
Capital contribution	107,457
Income allocated to IGH	65,665
Dividend paid	(7,307)
Return of capital	(32,039)
Balance at end of year	356,917